REVENUE AND EXPENSES (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	€ 102,108	€ 74,635
Online Sports Betting [Member]
IfrsStatementLineItems [Line Items]
Total	44,359	36,296
Online Casino Wagering [Member]
IfrsStatementLineItems [Line Items]
Total	57,709	38,339
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 40